Critical Accounting Estimates and Judgments	6 Months Ended
Jun. 30, 2020
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Critical Accounting Estimates and Judgments
Note 2: Critical Accounting Estimates and Judgments – Impact of
COVID-19
Pandemic
The global economic crisis caused by the
COVID-19
pandemic has created significant uncertainty about the future. As a result, some of the estimates and judgments that management makes in preparing its financial statements may be more variable and may change materially in the future. Management initially assessed its critical accounting estimates and judgments in light of
COVID-19
in conjunction with its interim report for the three months ended March 31, 2020. In the second quarter of 2020, management re-assessed
these estimates and judgments and made no significant changes. For purposes of its business planning and valuation estimates, the Company continues to assume that the global economy will gradually recover throughout the second half of 2020. The following provides information regarding management’s critical accounting estimates and judgments relative to the global economic crisis caused by
COVID-19.
Allowance for doubtful accounts and sales adjustments
The Company provided additional reserves of $6 million and $15 million in the three months and six months ended June 30, 2020 to reflect that some of its smaller legal and tax customers may not be able to pay for the products and services the Company has provided and, in limited situations, for credits the Company may issue to customers in financial distress. While the Company has offered payment plans to some of its smaller customers who may require more time to pay, very few have elected this option to date.
Computer software
The Company has not experienced, nor does it expect, material changes to product demand and it does not plan to discontinue any products as a result of the crisis that would require impairment or shortened useful lives.

Other identifiable intangible assets and goodwill
At October 1, 2019, the date of the Company’s last impairment test, the estimated fair value less costs of disposal of each cash generating unit (“CGU“), which comprise each of its reportable segments, exceeded their carrying value by over 100%. The Company’s sensitivity analysis demonstrated that no reasonably possible change in its assumptions due to the
COVID-19
pandemic, including higher discount rates and reduction in cash flows, would cause the carrying amounts of any CGU, including the carrying value of the indefinite lived tradenames, to exceed its recoverable amount.
Equity method investments and related warrants
Equity method investments consisted primarily of the Company’s 45% investment in Refinitiv. On August 1, 2019, the Company and private equity funds affiliated with Blackstone agreed to sell Refinitiv to London Stock Exchange Group plc (“LSEG”) (see note 9) for a value that is substantially in excess of the carrying value of the Company’s investment, as measured by the share price of LSEG at June 30, 2020. The proposed transaction, which was approved by LSEG shareholders in November 2019, remains subject to regulatory clearances and other customary closing conditions and is expected to close by the end of 2020 or early in 2021. The Company expects to record a significant gain on the transaction upon closing and therefore concluded that there was no impairment to its investment in Refinitiv at June 30, 2020.
Reflecting the terms of the agreement, the Company valued the related warrants (see note 12) in Refinitiv at June 30, 2020 primarily based on the number of incremental shares in Refinitiv to which the Company is contractually entitled upon closing, the share price of LSEG on June 30, 2020, and management’s assessment that the deal remains highly probable of closing by the end of 2020 or early in 2021.
The Company holds other investments aggregating $0.2 billion in a variety of industries, including real estate, technology and media, which could become impaired in the future due to economic conditions caused by the
COVID-19
pandemic.
Employee future benefits
The assets and obligations for the Company’s most significant benefit plans in the U.S. and the U.K. are remeasured each quarter with an offset to other comprehensive income or loss. For the six months ended June 30, 2020, the Company recorded remeasurement gains of $23 million. There were no funding requirements triggered by changes in the value of assets and liabilities associated with the Company’s material defined benefit plans due to increased market volatility associated with the economic crisis.
Income taxes
Relevant tax reform related to the economic crisis, most notably the impact of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act in the United States, did not have a material impact on the computation of income taxes. The Company concluded that its updated projections relating to
COVID-19
did not impact its ability to realize its deferred tax assets.
Critical judgments in applying accounting policies
Revenue recognition
Management has elevated its focus on collectability in making its revenue recognition judgments while the crisis persists.
Uncertain tax positions
The Company made no changes in its judgments of uncertain tax positions as a result of the
COVID-19
pandemic.